Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Receivable, Net and Notes Receivable [Abstract]
Schedule of accounts receivable, net
	December 31,	December 31,
	2015	2014

Accounts receivable	$262,015	$263,661
Less: reserve for future chargebacks	(55,468)	(42,533)
Total accounts receivable, net	$206,547	$221,128